Leases (Tables) - EUDA Health Limited [Member]	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Schedule of Operating and Finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Six Months Ended
		June 30,	June 30,
	Classification	2022	2021
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$32,655	$29,895
Lease expenses – short-term	General and administrative	75,736	72,906
Finance lease cost
Amortization of leased asset	General and administrative	4,014	4,111
Interest on lease liabilities	Other expense -Interest expenses	686	867
Total lease expenses		$113,091	$107,779

		For the Years Ended
		December 31,	December 31,
	Classification	2021	2020

Operating lease cost
Lease expenses	General and administrative	$62,810	$61,262
Lease expenses – short-term	General and administrative	143,589	96,575
Finance lease cost
Amortization of leased asset	General and administrative	8,153	7,949
Interest on lease liabilities	Other expense -Interest expenses	1,639	1,903
Total lease expenses		$216,191	$167,689

Operating and finance lease expenses consist of the following:

		For the Nine Months Ended
	Classification	September 30, 2022	September 30, 2021
		(Unaudited)	(Unaudited)
Operating lease cost
Lease expenses	General and administrative	$67,095	$46,386
Lease expenses – short-term	General and administrative	118,405	118,224
Finance lease cost
Amortization of leased asset	General and administrative	5,973	6,136
Interest on lease liabilities	Other expense -Interest expenses	990	1,263
Total lease expenses		$192,463	$172,009

Schedule of Weighted Average Remaining Term and Discount Rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of	As of
	June 30, 2022	December 31, 2021	December 31, 2020
	(Unaudited)
Weighted-average remaining term
Operating lease	0.75 year	1.25 years	0.25 years
Finance leases	2.50 years	3.00 years	4.00 years
Weighted-average discount rate
Operating lease	5.25%	5.25%	5.25%
Finance leases	5.25%	5.25%	5.25%

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	September 30, 2022	December 31, 2021
	(Unaudited)
Weighted-average remaining term
Operating lease	0.87 year	1.25 years
Finance leases	2.25 years	3.00 years
Weighted-average discount rate
Operating lease	5.25%	5.25%
Finance leases	5.25%	5.25%

Schedule of Future Minimum Lease Payments

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2022 (Unaudited):

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending June 30, 2023	$48,126	$7,949	$56,075
Twelve months ending June 30, 2024	-	7,654	7,654
Twelve months ending June 30, 2025	-	11,241	11,241
Total lease payments	48,126	26,844	74,970
Less: discount	(1,013)	(2,102)	(3,115)
Present value of lease liabilities	$47,113	$24,742	$71,855

The following table sets forth the Company’s minimum lease payments in future periods as of September 30, 2022 (Unaudited):

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending September 30, 2023	$69,923	$7,622	$77,545
Twelve months ending September 30, 2024	9,614	7,407	17,021
Twelve months ending September 30, 2025	-	9,027	9,027
Total lease payments	79,537	24,056	103,593
Less: discount	(2,063)	(1,737)	(3,800)
Present value of lease liabilities	$77,474	$22,319	$99,793

Schedule of Operating and Capital Lease Commitments

As of December 31, 2021, the Company had operating and capital leases commitments. The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2021.

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2022	$66,093	$7,514	$73,607
Twelve months ending December 31, 2023	16,524	7,884	24,408
Twelve months ending December 31, 2024	-	16,178	16,178
Total lease payments	82,617	31,576	114,193
Less: discount	(2,755)	(2,861)	(5,616)
Present value of lease liabilities	$79,862	$28,715	$108,577